Bank Credit Lines and Loan Facilities - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 02, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Total financing costs					$ 336,699	$ 229,731	$ 182,423
Drawdown of credit lines and facilities					370,000	75,000	5,905,100
Closing Balance	$ 55,000				55,000	0
Repayment					315,000	75,000
Long-term debt at fair value	3,793,500				3,793,500	$ 4,650,300
Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Closing Balance	$ 445,000				$ 445,000
Senior Secured Term Loan | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					0.50%
Senior Secured Term Loan | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					2.25%
Senior secured revolving loan facility | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					0.60%
Senior secured revolving loan facility | Variable rate component one | Base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					1.00%
Senior secured revolving loan facility | Variable rate component one | Base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					0.25%
Senior secured revolving loan facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					1.60%
Senior secured revolving loan facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					2.00%
Senior secured revolving loan facility | Variable rate component two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)					1.25%
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount									$ 5,515,000
Debt instrument, interest rate (in percent)	7.86%				7.86%	7.092%			1.00%
Accelerated charge on repayments	$ 7,900				$ 7,900	$ 7,800
Senior Secured Term Loan | Senior secured credit facility and senior secured notes
Debt Instrument [Line Items]
Debt discount paid									$ 27,600
Line of credit | Senior secured revolving loan facility | Senior Secured Revolving Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 500,000	300,000
Drawdown of credit lines and facilities	$ 65,000	$ 75,000	$ 50,000	$ 180,000	$ 370,000	$ 0
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, face amount									$ 500,000
Debt instrument, interest rate (in percent)	2.875%				2.875%	2.875%			2.875%
PRA Health Sciences, Inc
Debt Instrument [Line Items]
Total financing costs					$ 16,400	$ 17,700	$ 86,700